Customer deposits and deposits from banks	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Customer deposits and deposits from banks
Note 10: Customer deposits and deposits from banks

In 2017, the classification of certain fixed notice period deposits was revised from demand deposits to term deposits. The 2016 classification presented below was revised to properly present the disclosure accordingly.

By Maturity
	Demand		Total demand deposits	Term				Total term deposits
December 31, 2017	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits

Customers
Bermuda
Demand or less than $100k¹	1,840,201	2,578,411	4,418,612	13,983	4,267	8,640	13,984	40,874	4,459,486
Term - $100k or more	N/A	N/A	—	646,751	33,495	75,235	37,857	793,338	793,338
Total Bermuda	1,840,201	2,578,411	4,418,612	660,734	37,762	83,875	51,841	834,212	5,252,824

Non-Bermuda
Demand or less than $100k	639,525	2,755,517	3,395,042	19,147	5,202	4,762	781	29,892	3,424,934
Term and $100k or more	N/A	N/A	—	657,134	88,650	94,245	6,205	846,234	846,234
Total non-Bermuda	639,525	2,755,517	3,395,042	676,281	93,852	99,007	6,986	876,126	4,271,168

Total customer deposits	2,479,726	5,333,928	7,813,654	1,337,015	131,614	182,882	58,827	1,710,338	9,523,992

Banks
Bermuda
Demand or less than $100k	442	—	442	—	—	—	—	—	442

Non-Bermuda
Demand or less than $100k	—	7,704	7,704	—	—	—	—	—	7,704
Term and $100k or more	N/A	N/A	—	4,220	—	100	—	4,320	4,320
Total non-Bermuda	—	7,704	7,704	4,220	—	100	—	4,320	12,024

Total bank deposits	442	7,704	8,146	4,220	—	100	—	4,320	12,466

Total deposits	2,480,168	5,341,632	7,821,800	1,341,235	131,614	182,982	58,827	1,714,658	9,536,458

	Demand		Total demand deposits	Term				Total term deposits
December 31, 2016	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits

Customers
Bermuda
Demand or less than $100k¹	1,733,684	2,989,760	4,723,444	14,091	4,309	9,068	16,380	43,848	4,767,292
Term - $100k or more	N/A	N/A	—	1,036,800	37,550	60,952	44,507	1,179,809	1,179,809
Total Bermuda	1,733,684	2,989,760	4,723,444	1,050,891	41,859	70,020	60,887	1,223,657	5,947,101

Non-Bermuda
Demand or less than $100k	651,329	2,794,799	3,446,128	20,295	4,108	4,145	783	29,331	3,475,459
Term and $100k or more	N/A	N/A	—	440,674	119,519	17,590	9,510	587,293	587,293
Total non-Bermuda	651,329	2,794,799	3,446,128	460,969	123,627	21,735	10,293	616,624	4,062,752

Total customer deposits	2,385,013	5,784,559	8,169,572	1,511,860	165,486	91,755	71,180	1,840,281	10,009,853

Banks
Bermuda
Demand or less than $100k	340	—	340	4	—	—	—	4	344

Non-Bermuda
Demand or less than $100k	—	19,751	19,751	—	—	—	—	—	19,751
Term and $100k or more	N/A	N/A	—	3,601	100	—	—	3,701	3,701
Total non-Bermuda	—	19,751	19,751	3,601	100	—	—	3,701	23,452

Total bank deposits	340	19,751	20,091	3,605	100	—	—	3,705	23,796

Total deposits	2,385,353	5,804,310	8,189,663	1,515,465	165,586	91,755	71,180	1,843,986	10,033,649
¹ As at December 31, 2017, $225 million (December 31, 2016: $150 million) of the Demand deposits - Interest bearing bear a special negligible interest rate. The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2017 is 0.02% (December 31, 2016: 0.06%).

By Type and Segment	December 31, 2017			December 31, 2016
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda
Customers	4,418,649	834,211	5,252,860	4,723,445	1,223,657	5,947,102
Banks	442	—	442	341	4	345
Cayman
Customers	2,529,499	405,215	2,934,714	2,606,305	417,750	3,024,055
Banks	7,704	4,320	12,024	19,615	3,701	23,316
Guernsey
Customers	865,506	470,912	1,336,418	781,119	185,457	966,576
The Bahamas
Customers	—	—	—	58,703	13,417	72,120
United Kingdom
Banks	—	—	—	135	—	135
Total Customers	7,813,654	1,710,338	9,523,992	8,169,572	1,840,281	10,009,853
Total Banks	8,146	4,320	12,466	20,091	3,705	23,796
Total deposits	7,821,800	1,714,658	9,536,458	8,189,663	1,843,986	10,033,649